SHAREHOLDERS’ EQUITY (Tables)	12 Months Ended
Sep. 30, 2021
Equity [Abstract]
SCHEDULE OF WARRANT ACTIVITY

A summary of warrants activity for the years ended September 30, 2021 and 2020 was as follows:

	Number of warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Fair Value
Outstanding, September 30, 2020	-	-	-	-
Granted	101,200	$5.00	-	$-
Forfeited	-	-	-	-
Exercised	-	-	-	-
Outstanding, September 30, 2021	101,200	$5.00	4.75	$-
Exercisable, September 30, 2021	101,200	$5.00	4.75	$-

SCHEDULE OF NON-CONTROLLING INTEREST

	Xi’an DT	Tianjin YHX	Total
As of September 30, 2020	$492,753	$13,979	$506,732
Net income attributable to non-controlling interest	(10,370)	29,020	18,650
Foreign currency translation adjustment	654	1,829	2,482
As of September 30, 2021	$483,037	$44,828	$527,865